Financial Instruments (Details 12) - Foreign currency risk	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
US dollar
Financial instruments
Translation rates	5.5805	5.1967
SELIC
Financial instruments
Analysis rates	9.15	1.9
Probable scenario +/-10%
Financial instruments
Net effect on profit or loss	R$ 4,627,000	R$ 3,039,000
Possible scenario +/-25%
Financial instruments
Net effect on profit or loss	11,568,000	7,599,000
Remote scenario +/-50%
Financial instruments
Net effect on profit or loss	R$ 23,136,000	R$ 15,197,000